Noncontrolling Interests	12 Months Ended
Dec. 31, 2022
Noncontrolling Interests
Noncontrolling Interests

Note 14 - Non-controlling Interests

A reconciliation of non-controlling interest as of December 31, 2022 and 2021 is as follows:

	December 31,	December 31,
	2022	2021
Beginning Balance	$(1,724,627)	$638,846
Proportionate shares of net loss	(434,873)	(2,334,853)
Foreign currency translation adjustment	10,536	(28,620)
Total	$(2,148,964)	$(1,724,627)

As of December 31, 2022 and 2021, the non-controlling interests balances represented the noncontrolling shareholder’s 30% equity interests in Shangchi Automobile (formerly known as Suzhou E-Motors) and its subsidiary Shenzhen Yimao.